Expense Example (Core Balanced Strategy Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Core Balanced Strategy Trust
Expense Example:
Year 1	$ 64
Year 3	369
Year 5	865
Year 10	2,233
Series II, Core Balanced Strategy Trust
Expense Example:
Year 1	85
Year 3	431
Year 5	969
Year 10	2,442
Series NAV, Core Balanced Strategy Trust
Expense Example:
Year 1	59
Year 3	353
Year 5	838
Year 10	$ 2,180